Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Entity Registrant Name	Peoples Bancorp of North Carolina, Inc.
Entity Central Index Key	0001093672
Document Type	DEF 14A
Amendment Flag	false